WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communications - 9.2%
Internet Media & Services - 3.7%
Alphabet, Inc. - Class A (a)	44,100	$5,129,712
Meta Platforms, Inc. - Class A (a)	28,365	4,512,872
		9,642,584
Telecommunications - 5.5%
AT&T, Inc.	328,716	6,173,286
T-Mobile US, Inc. (a)	55,043	7,874,452
		14,047,738
Consumer Discretionary - 4.0%
Retail - Discretionary - 4.0%
Home Depot, Inc. (The)	16,964	5,105,146
O'Reilly Automotive, Inc. (a)	7,462	5,250,189
		10,355,335
Consumer Staples - 7.9%
Beverages - 1.9%
PepsiCo, Inc.	28,786	5,036,398

Food - 1.9%
McCormick & Company, Inc.	56,608	4,944,709

Retail - Consumer Staples - 4.1%
Dollar General Corporation	19,417	4,823,765
Walmart, Inc.	43,236	5,709,314
		10,533,079
Energy - 7.4%
Oil & Gas Producers - 7.4%
Chevron Corporation	25,818	4,228,472
ConocoPhillips	54,476	5,307,597
Devon Energy Corporation	37,465	2,354,675
EOG Resources, Inc.	41,715	4,639,542
Valero Energy Corporation	23,394	2,591,354
		19,121,640
Financials - 19.3%
Asset Management - 3.5%
Blackstone, Inc.	43,836	4,474,341

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Financials - 19.3% (Continued)
Asset Management - 3.5% (Continued)
Charles Schwab Corporation (The)	66,065	$4,561,788
		9,036,129
Banking - 6.7%
Bank of America Corporation	236,013	7,979,599
PNC Financial Services Group, Inc. (The)	31,905	5,294,316
Western Alliance Bancorp	53,271	4,068,839
		17,342,754
Institutional Financial Services - 3.2%
Goldman Sachs Group, Inc. (The)	25,221	8,408,429

Insurance - 5.9%
American International Group, Inc.	47,993	2,484,598
Berkshire Hathaway, Inc. - Class B (a)	26,430	7,944,858
Progressive Corporation (The)	41,576	4,783,734
		15,213,190
Health Care - 14.9%
Biotech & Pharma - 3.7%
Gilead Sciences, Inc.	40,728	2,433,498
Johnson & Johnson	41,466	7,236,646
		9,670,144
Health Care Facilities & Services - 6.6%
CVS Health Corporation	51,697	4,946,369
McKesson Corporation	8,699	2,971,404
UnitedHealth Group, Inc.	16,720	9,067,925
		16,985,698
Medical Equipment & Devices - 4.6%
Becton, Dickinson and Company	27,588	6,740,025
Danaher Corporation	17,858	5,205,071
		11,945,096
Industrials - 9.8%
Aerospace & Defense - 2.1%
L3Harris Technologies, Inc.	22,709	5,449,479

Diversified Industrials - 5.2%
Eaton Corporation plc	52,338	7,766,436

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Diversified Industrials - 5.2% (Continued)
Honeywell International, Inc.	29,616	$5,699,895
		13,466,331
Transportation & Logistics - 2.5%
Union Pacific Corporation	28,251	6,421,452

Materials - 1.8%
Chemicals - 1.8%
Huntsman Corporation	161,086	4,665,051

Real Estate - 4.9%
REITs - 4.9%
Alexandria Real Estate Equities, Inc.	28,667	4,752,415
Prologis, Inc.	21,342	2,829,096
VICI Properties, Inc.	152,055	5,198,760
		12,780,271
Technology - 11.7%
Semiconductors - 4.7%
ASML Holding N.V.	9,540	5,480,158
Microchip Technology, Inc.	97,949	6,744,768
		12,224,926
Software - 2.6%
Microsoft Corporation	24,103	6,766,676

Technology Services - 4.4%
CACI International, Inc. - Class A (a)	19,478	5,888,004
Visa, Inc. - Class A	25,179	5,340,718
		11,228,722

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Utilities - 6.1%
Electric Utilities - 6.1%
DTE Energy Company	39,309	$5,121,963
NextEra Energy, Inc.	67,660	5,716,593
WEC Energy Group, Inc.	48,597	5,044,855
		15,883,411

Total Common Stocks (Cost $205,141,466)		$251,169,242

MONEY MARKET FUNDS - 1.3%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 1.32% (b) (Cost $3,330,181)	3,330,181	$3,330,181

Investments at Value - 98.3% (Cost $208,471,647)		$254,499,423

Other Assets in Excess of Liabilities - 1.7%		4,356,573

Net Assets - 100.0%		$258,855,996

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2022.

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communications - 2.0%
Cable & Satellite - 2.0%
Cable One, Inc.	8	$11,013

Consumer Discretionary - 11.6%
Home Construction - 5.2%
Armstrong World Industries, Inc.	131	11,705
Masonite International Corporation (a)	98	8,921
PulteGroup, Inc.	189	8,244
		28,870
Leisure Facilities & Services - 2.2%
Texas Roadhouse, Inc.	135	11,775

Retail - Discretionary - 4.2%
Bath & Body Works, Inc.	356	12,652
O'Reilly Automotive, Inc. (a)	15	10,554
		23,206
Consumer Staples - 6.6%
Beverages - 1.0%
Constellation Brands, Inc. - Class A	22	5,419

Food - 5.6%
Hostess Brands, Inc. (a)	428	9,681
J.M. Smucker Company (The)	77	10,189
McCormick & Company, Inc.	127	11,093
		30,963
Energy - 7.4%
Oil & Gas Producers - 7.4%
Devon Energy Corporation	187	11,753
Diamondback Energy, Inc.	120	15,362
PDC Energy, Inc.	129	8,474
Valero Energy Corporation	49	5,428
		41,017

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 14.7%
Asset Management - 1.0%
Blue Owl Capital, Inc.	519	$5,922

Banking - 6.5%
Atlantic Union Bankshares Corporation	151	5,223
Cullen/Frost Bankers, Inc.	86	11,214
First Republic Bank	67	10,902
Pinnacle Financial Partners, Inc.	106	8,385
		35,724
Institutional Financial Services - 1.4%
Intercontinental Exchange, Inc.	76	7,751

Insurance - 5.8%
Arch Capital Group Ltd. (a)	184	8,170
Arthur J. Gallagher & Company	69	12,350
Ryan Specialty Holdings, Inc. - Class A (a)	262	11,329
		31,849
Health Care - 8.1%
Health Care Facilities & Services - 4.9%
Centene Corporation (a)	148	13,759
McKesson Corporation	39	13,322
		27,081
Medical Equipment & Devices - 3.2%
Cooper Companies, Inc. (The)	29	9,483
ICU Medical, Inc. (a)	45	7,973
		17,456
Industrials - 6.1%
Electrical Equipment - 2.1%
Fortive Corporation	177	11,408

Machinery - 4.0%
AGCO Corporation	110	11,981
Middleby Corporation (The) (a)	72	10,418
		22,399

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 6.2%
Chemicals - 1.2%
Huntsman Corporation	225	$6,516

Construction Materials - 1.0%
Eagle Materials, Inc.	44	5,564

Containers & Packaging - 1.8%
WestRock Company	239	10,124

Metals & Mining - 2.2%
Cameco Corporation	460	11,854

Real Estate - 13.4%
REITs - 13.4%
Alexandria Real Estate Equities, Inc.	77	12,765
Americold Realty Trust	335	10,971
First Industrial Realty Trust, Inc.	216	11,221
National Storage Affiliates Trust	111	6,087
Realty Income Corporation	146	10,803
Ventas, Inc.	200	10,756
VICI Properties, Inc.	328	11,215
		73,818
Technology - 12.8%
Semiconductors - 6.4%
Microchip Technology, Inc.	182	12,532
Rambus, Inc. (a)	489	12,362
Teradyne, Inc.	104	10,493
		35,387
Software - 2.0%
Tyler Technologies, Inc. (a)	27	10,773

Technology Services - 4.4%
CACI International, Inc. - Class A (a)	46	13,905
Science Applications International Corporation	109	10,559
		24,464

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Utilities - 10.0%
Electric Utilities - 10.0%
Alliant Energy Corporation	234	$14,258
CMS Energy Corporation	196	13,471
DTE Energy Company	105	13,681
Evergy, Inc.	199	13,584
		54,994

Total Common Stocks (Cost $533,090)		$545,347

MONEY MARKET FUNDS – 1.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 1.80% (b) (Cost $10,804)	10,804	$10,804

Investments at Value - 100.8% (Cost $543,894)		$556,151

Liabilities in Excess of Other Assets - (0.8%)		(4,531)

Net Assets - 100.0%		$551,620

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2022.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 14.9%
Automotive - 1.1%
Holley, Inc. (a)	407,579	$3,256,556

Home Construction - 2.1%
Armstrong World Industries, Inc.	70,809	6,326,784

Leisure Facilities & Services - 3.6%
Papa John's International, Inc.	48,008	4,603,487
Texas Roadhouse, Inc.	70,572	6,155,290
		10,758,777
Leisure Products - 1.0%
Callaway Golf Company (a)	135,146	3,101,601

Retail - Discretionary - 5.0%
Academy Sports & Outdoors, Inc.	74,105	3,188,738
Advance Auto Parts, Inc.	29,695	5,749,546
Builders FirstSource, Inc. (a)	85,636	5,823,248
		14,761,532
Wholesale - Discretionary - 2.1%
IAA, Inc. (a)	162,528	6,132,181

Consumer Staples - 5.0%
Food - 5.0%
Hostess Brands, Inc. (a)	256,538	5,802,890
J & J Snack Foods Corporation	38,698	5,243,966
Nomad Foods Ltd. (a)	204,333	3,767,900
		14,814,756
Energy - 6.9%
Oil & Gas Producers - 6.9%
Diamondback Energy, Inc.	57,848	7,405,701
Magnolia Oil & Gas Corporation - Class A	292,227	7,051,437
PDC Energy, Inc.	92,504	6,076,588
		20,533,726

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 19.2%
Asset Management - 2.1%
LPL Financial Holdings, Inc.	30,104	$6,319,432

Banking - 10.1%
Atlantic Union Bankshares Corporation	163,924	5,670,131
Pinnacle Financial Partners, Inc.	75,005	5,932,896
Texas Capital Bancshares, Inc. (a)	108,076	6,335,415
Triumph Bancorp, Inc. (a)	44,086	3,202,848
Western Alliance Bancorp	38,034	2,905,037
Wintrust Financial Corporation	68,380	5,883,415
		29,929,742
Institutional Financial Services - 1.1%
Perella Weinberg Partners	453,067	3,194,122

Insurance - 4.9%
BRP Group, Inc. - Class A (a)	217,117	5,985,916
International General Insurance Holdings Ltd.	374,497	2,715,103
Voya Financial, Inc.	97,163	5,845,326
		14,546,345
Specialty Finance - 1.0%
MGIC Investment Corporation	214,005	3,026,031

Health Care - 8.6%
Medical Equipment & Devices - 8.6%
Cooper Companies, Inc. (The)	17,864	5,841,528
ICU Medical, Inc. (a)	24,785	4,391,158
Integer Holdings Corporation (a)	59,501	4,158,525
Integra LifeSciences Holdings Corporation (a)	98,972	5,447,419
Merit Medical Systems, Inc. (a)	102,918	5,915,727
		25,754,357
Industrials - 10.5%
Aerospace & Defense - 2.0%
Moog, Inc. - Class A	69,762	5,974,417

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 10.5% (Continued)
Electrical Equipment - 2.2%
Hubbell, Inc.	30,239	$6,622,946

Industrial Intermediate Products - 1.0%
AZZ, Inc.	66,985	2,849,542

Machinery - 5.3%
AGCO Corporation	57,606	6,274,445
Albany International Corporation - Class A	71,832	6,556,107
Middleby Corporation (The) (a)	20,437	2,957,030
		15,787,582
Materials - 8.0%
Chemicals - 2.4%
Ecovyst, Inc.	706,805	7,230,615

Construction Materials - 2.1%
Eagle Materials, Inc.	48,011	6,070,991

Containers & Packaging - 0.9%
WestRock Company	65,718	2,783,815

Metals & Mining - 2.6%
Encore Wire Corporation	22,215	3,076,111
Livent Corporation (a)	188,315	4,687,160
		7,763,271
Real Estate - 12.4%
Real Estate Owners & Developers - 1.8%
Radius Global Infrastructure, Inc. - Class A (a)	349,788	5,344,760

REITs - 10.6%
American Assets Trust, Inc.	190,094	5,746,542
Americold Realty Trust	173,919	5,695,847
Corporate Office Properties Trust	114,411	3,220,670
National Retail Properties, Inc.	124,475	5,926,255
STAG Industrial, Inc.	175,850	5,764,363

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Real Estate - 12.4% (Continued)
REITs - 10.6% (Continued)
Urban Edge Properties	312,419	$5,133,044
		31,486,721
Technology - 9.2%
Semiconductors - 2.1%
Rambus, Inc. (a)	246,641	6,235,084

Technology Hardware - 3.2%
ADTRAN Holdings, Inc.	197,010	4,745,971
Viavi Solutions, Inc. (a)	320,149	4,738,205
		9,484,176
Technology Services - 3.9%
CACI International, Inc. - Class A (a)	19,274	5,826,338
Science Applications International Corporation	59,345	5,748,750
		11,575,088
Utilities - 4.8%
Electric Utilities - 4.8%
Alliant Energy Corporation	94,994	5,787,985
IDACORP, Inc.	53,810	6,011,653
NorthWestern Corporation	47,729	2,646,573
		14,446,211

Total Common Stocks (Cost $278,494,821)		$296,111,161

MONEY MARKET FUNDS - 0.7%
SEI Daily Income Trust, Government Fund - Class F, 1.32% (b) (Cost $1,944,603)	1,944,603	$1,944,603

Investments at Value - 100.2% (Cost $280,439,424)		$298,055,764

Liabilities in Excess of Other Assets - (0.2%)		(447,414)

Net Assets - 100.0%		$297,608,350

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2022.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 12.1%
Automotive - 1.1%
Methode Electronics, Inc.	266,377	$10,985,388

Home Construction - 4.0%
Century Communities, Inc.	369,026	18,883,060
Masonite International Corporation (a)	241,428	21,977,191
		40,860,251
Leisure Facilities & Services - 3.9%
Chuy's Holdings, Inc. (a)	330,230	7,341,013
Jack in the Box, Inc.	148,521	10,268,742
Papa John's International, Inc.	229,900	22,045,111
		39,654,866
Retail - Discretionary - 3.1%
Academy Sports & Outdoors, Inc.	249,705	10,744,806
Monro, Inc.	419,247	21,025,237
		31,770,043
Consumer Staples - 6.6%
Beverages - 1.0%
Duckhorn Portfolio, Inc. (The) (a)	535,013	9,812,138

Food - 3.8%
Hostess Brands, Inc. (a)	878,933	19,881,465
J & J Snack Foods Corporation	136,444	18,489,526
		38,370,991
Household Products - 1.8%
Central Garden & Pet Company - Class A (a)	463,210	18,898,968

Energy - 6.1%
Oil & Gas Producers - 6.1%
Brigham Minerals, Inc. - Class A	770,696	20,461,979
Chord Energy Corporation	163,546	20,973,139
Northern Oil and Gas, Inc.	717,707	20,691,493
		62,126,611

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 21.9%
Banking - 16.1%
Atlantic Union Bankshares Corporation	554,290	$19,172,891
City Holding Company	132,549	11,503,928
Columbia Banking System, Inc.	642,608	19,387,483
Provident Financial Services, Inc.	463,737	11,296,633
Renasant Corporation	639,952	21,374,397
Sandy Spring Bancorp, Inc.	497,849	20,561,164
Seacoast Banking Corporation of Florida	564,182	20,186,432
Triumph Bancorp, Inc. (a)	283,798	20,617,925
Veritex Holdings, Inc.	636,940	19,706,923
		163,807,776
Institutional Financial Services - 3.9%
Moelis & Company - Class A	439,924	20,491,660
Piper Sandler Companies	154,633	19,514,685
		40,006,345
Insurance - 1.9%
AMERISAFE, Inc.	220,216	10,033,041
Argo Group International Holdings Ltd.	263,660	8,645,411
		18,678,452
Health Care - 6.6%
Health Care Facilities & Services - 1.9%
Patterson Companies, Inc.	614,368	19,082,270

Medical Equipment & Devices - 4.7%
Avanos Medical, Inc. (a)	359,671	10,203,866
CONMED Corporation	190,490	18,597,539
Merit Medical Systems, Inc. (a)	338,559	19,460,371
		48,261,776
Industrials - 13.9%
Aerospace & Defense - 2.1%
Moog, Inc. - Class A	246,537	21,113,429

Engineering & Construction - 2.2%
Comfort Systems USA, Inc.	212,750	22,479,165

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 13.9% (Continued)
Industrial Intermediate Products - 1.1%
AZZ, Inc.	247,256	$10,518,270

Machinery - 8.5%
Alamo Group, Inc.	80,832	10,460,469
Albany International Corporation - Class A	123,076	11,233,147
Altra Industrial Motion Corporation	554,749	23,149,676
Astec Industries, Inc.	206,095	10,125,447
Columbus McKinnon Corporation	298,941	9,894,947
Federal Signal Corporation	526,367	21,854,758
		86,718,444
Materials - 7.5%
Chemicals - 4.3%
Ecovyst, Inc.	1,072,642	10,973,127
Innospec, Inc.	101,152	10,317,504
Stepan Company	202,208	22,689,760
		43,980,391
Forestry, Paper & Wood Products - 1.0%
UFP Industries, Inc.	114,709	10,577,317

Metals & Mining - 2.2%
Encore Wire Corporation	81,032	11,220,501
Livent Corporation (a)	426,470	10,614,838
		21,835,339
Real Estate - 13.4%
Real Estate Owners & Developers - 1.9%
Radius Global Infrastructure, Inc. - Class A (a)	1,259,087	19,238,850

REITs - 11.5%
Community Healthcare Trust, Inc.	426,506	16,612,409
Corporate Office Properties Trust	753,938	21,223,355
Four Corners Property Trust, Inc.	711,353	20,792,848
Plymouth Industrial REIT, Inc.	1,057,896	20,375,077
PotlatchDeltic Corporation	188,822	9,257,942
Sunstone Hotel Investors, Inc. (a)	967,606	10,962,976

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Real Estate - 13.4% (Continued)
REITs - 11.5% (Continued)
Urban Edge Properties	1,095,486	$17,998,835
		117,223,442
Technology - 7.0%
Semiconductors - 2.0%
Rambus, Inc. (a)	790,226	19,976,913

Technology Hardware - 3.1%
ADTRAN Holdings, Inc.	470,711	11,339,428
Viavi Solutions, Inc. (a)	1,354,063	20,040,132
		31,379,560
Technology Services - 1.9%
Repay Holdings Corporation (a)	1,438,906	19,281,341

Utilities - 3.5%
Electric Utilities - 3.5%
Avista Corporation	428,104	18,091,675
NorthWestern Corporation	309,420	17,157,339
		35,249,014

Total Common Stocks (Cost $923,581,022)		$1,001,887,350

MONEY MARKET FUNDS - 0.9%
SEI Daily Income Trust, Government Fund - Class F, 1.32% (b) (Cost $9,652,654)	9,652,654	$9,652,654

Investments at Value - 99.5% (Cost $933,233,676)		$1,011,540,004

Other Assets in Excess of Liabilities - 0.5%		4,718,901

Net Assets - 100.0%		$1,016,258,905

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2022.

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communications - 7.6%
Internet Media & Services - 3.3%
Alphabet, Inc. - Class A (a)	2,900	$337,328
Meta Platforms, Inc. - Class A (a)	2,327	370,226
		707,554
Telecommunications - 4.3%
AT&T, Inc.	15,730	295,409
T-Mobile US, Inc. (a)	4,468	639,192
		934,601
Consumer Discretionary - 2.0%
Retail - Discretionary - 2.0%
O'Reilly Automotive, Inc. (a)	604	424,968

Consumer Staples - 6.4%
Beverages - 2.9%
Duckhorn Portfolio, Inc. (The) (a)	9,860	180,832
PepsiCo, Inc.	2,559	447,723
		628,555
Household Products - 1.8%
Church & Dwight Company, Inc.	4,514	397,097

Retail - Consumer Staples - 1.7%
Walmart, Inc.	2,819	372,249

Energy - 7.8%
Oil & Gas Producers - 7.8%
Devon Energy Corporation	7,289	458,114
Diamondback Energy, Inc.	2,864	366,649
PDC Energy, Inc.	6,226	408,986
Pioneer Natural Resources Company	1,972	467,265
		1,701,014
Financials - 16.7%
Asset Management - 1.0%
Apollo Global Management, Inc.	3,738	213,440

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 16.7% (Continued)
Banking - 7.5%
Atlantic Union Bankshares Corporation	8,913	$308,301
Bank of America Corporation	14,651	495,350
Pinnacle Financial Partners, Inc.	4,361	344,955
PNC Financial Services Group, Inc. (The)	2,871	476,414
		1,625,020
Institutional Financial Services - 1.5%
Perella Weinberg Partners	46,130	325,216

Insurance - 6.7%
American International Group, Inc.	5,466	282,975
AMERISAFE, Inc.	6,612	301,243
Chubb Ltd.	2,251	424,629
International General Insurance Holdings Ltd.	20,019	145,138
Progressive Corporation (The)	2,727	313,768
		1,467,753
Health Care - 17.3%
Biotech & Pharma - 4.9%
Gilead Sciences, Inc.	7,266	434,143
Johnson & Johnson	3,603	628,796
		1,062,939
Health Care Facilities & Services - 6.4%
CVS Health Corporation	4,376	418,696
McKesson Corporation	1,290	440,638
UnitedHealth Group, Inc.	984	533,663
		1,392,997
Medical Equipment & Devices - 6.0%
Becton, Dickinson and Company	1,659	405,310
Danaher Corporation	1,556	453,527
ICU Medical, Inc. (a)	2,504	443,634
		1,302,471
Industrials - 13.8%
Aerospace & Defense - 2.4%
L3Harris Technologies, Inc.	2,173	521,455

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 13.8% (Continued)
Electrical Equipment - 4.9%
Fortive Corporation	7,790	$502,065
nLight, Inc. (a)	15,140	185,616
Veritiv Holdings Company	33,887	386,990
		1,074,671
Machinery - 4.4%
AGCO Corporation	5,168	562,898
Albany International Corporation - Class A	4,277	390,362
		953,260
Transportation & Logistics - 2.1%
Norfolk Southern Corporation	1,782	447,585

Materials - 6.0%
Chemicals - 6.0%
Albemarle Corporation	1,732	423,145
Corteva, Inc.	7,397	425,697
Ecovyst, Inc.	44,391	454,120
		1,302,962
Real Estate - 8.5%
Real Estate Owners & Developers - 2.1%
Radius Global Infrastructure, Inc. - Class A (a)	29,194	446,084

REITs - 6.4%
Alexandria Real Estate Equities, Inc.	3,046	504,966
Americold Realty Trust	14,036	459,679
VICI Properties, Inc.	12,656	432,709
		1,397,354
Technology - 7.8%
Semiconductors - 4.1%
ASML Holding N.V.	795	456,680
Rambus, Inc. (a)	17,763	449,048
		905,728
Software - 1.5%
Microsoft Corporation	1,146	321,728

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Technology - 7.8% (Continued)
Technology Services - 2.2%
CACI International, Inc. - Class A (a)	1,564	$472,782

Utilities - 5.8%
Electric Utilities - 5.8%
CMS Energy Corporation	7,181	493,550
DTE Energy Company	2,939	382,952
WEC Energy Group, Inc.	3,569	370,498
		1,247,000

Total Common Stocks (Cost $21,576,949)		$21,646,483

MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 1.80% (b) (Cost $125,987)	125,987	$125,987

Investments at Value - 100.3% (Cost $21,702,936)		$21,772,470

Liabilities in Excess of Other Assets - (0.3%)		(64,746)

Net Assets - 100.0%		$21,707,724

N.V.	- Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2022.

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 1.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 1.3%
U.S. Treasury Bonds	1.875%	11/15/51	$1,525,000	$1,189,024
U.S. Treasury Bonds	2.250%	02/15/52	500,000	427,031

Total U.S. Government & Agencies (Cost $1,644,902)				$1,616,055

CONVERTIBLE BONDS - 7.3%	Coupon	Maturity	Par Value	Value
Communications - 0.8%
Snap, Inc.	0.125%	03/01/28	$1,349,000	$907,203

Consumer Staples - 0.8%
Tilray, Inc.	5.000%	10/01/23	1,000,000	940,117

Health Care - 1.3%
CONMED Corporation	2.625%	02/01/24	810,000	989,010
Exact Sciences Corporation	0.375%	03/15/27	810,000	627,244
				1,616,254
Industrials - 0.7%
Southwest Airlines Company	1.250%	05/01/25	714,818	903,887

Real Estate - 1.2%
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	1,500,000	1,452,539

Technology - 2.5%
Akamai Technologies, Inc.	0.125%	05/01/25	985,000	1,130,287
Workday, Inc.	0.250%	10/01/22	645,000	697,890
Ziff Davis, Inc., 144A	1.750%	11/01/26	1,182,000	1,196,775
				3,024,952

Total Convertible Bonds (Cost $9,527,448)				$8,844,952

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 33.7%	Coupon	Maturity	Par Value	Value
Communications - 3.0%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$465,000	$440,741
DIRECTV Holdings, LLC, 144A	5.875%	08/15/27	1,225,000	1,144,419
Expedia Group, Inc.	0.000%	02/15/26	345,000	313,273
Magellanes, Inc., 144A	4.279%	03/15/32	742,000	692,531
Netflix, Inc.	6.375%	05/15/29	665,000	706,063
T-Mobile USA, Inc.	3.375%	04/15/29	325,000	303,417
				3,600,444
Consumer Discretionary - 5.5%
AMC Entertainment Holdings, Inc., 144A	7.500%	02/15/29	1,375,000	1,220,161
Aptiv plc/Aptiv Corporation	3.250%	03/01/32	540,000	477,540
At Home Group, Inc., 144A	4.875%	07/15/28	1,000,000	785,002
Brunswick Corporation	2.400%	08/18/31	671,000	515,289
Cinemark USA, Inc., 144A	5.875%	03/15/26	750,000	720,203
Darden Restaurants, Inc.	4.550%	02/15/48	690,000	589,059
Dick's Sporting Goods, Inc.	4.100%	01/15/52	650,000	457,095
Ford Motor Credit Company, LLC	4.271%	01/09/27	485,000	464,242
Marriott International, Inc.	4.625%	06/15/30	167,000	163,673
Royal Caribbean Cruises Ltd., 144A	9.125%	06/15/23	1,225,000	1,243,510
				6,635,774
Consumer Staples - 1.5%
Rite Aid Corporation, 144A	7.500%	07/01/25	749,000	651,051
Vector Group Ltd., 144A	5.750%	02/01/29	700,000	626,500
Viterra Finance B.V., 144A	2.000%	04/21/26	627,000	558,039
				1,835,590
Energy - 2.2%
Diamondback Energy, Inc.	4.400%	03/24/51	900,000	812,656
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	825,000	754,875
Petróleos Mexicanos	6.700%	02/16/32	1,345,000	1,077,345
Range Resources Corporation	8.250%	01/15/29	50,000	53,545
				2,698,421
Financials - 7.0%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	691,000	581,333
AerCap Ireland Capital Ltd.	3.850%	10/29/41	646,000	491,302
Aircastle Ltd., 144A	5.250%	08/11/25	510,000	498,778
Aircastle Ltd., 144A	2.850%	01/26/28	1,500,000	1,256,842
Apollo Management Holdings, L.P., 144A	4.872%	02/15/29	480,000	482,802

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 33.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 7.0% (Continued)
Ares Capital Corporation, 144A	3.875%	01/15/26	$1,625,000	$1,529,511
Bank of America Corporation (3MO LIBOR + 131) (a)	4.271%	07/23/29	470,000	467,292
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,121,000	989,305
HSBC Holdings plc (SOFR + 253) (a)	4.762%	03/29/33	624,000	593,439
NatWest Group plc	5.516%	09/30/28	900,000	922,596
UBS Group AG, 144A (Yield of U.S. T-Note 0.625% 07/26 + 85) (a)	1.494%	08/10/27	865,000	768,256
				8,581,456
Health Care - 2.2%
Bausch Health Companies, Inc., 144A	5.500%	11/01/25	1,000,000	890,000
Community Health Systems, Inc., 144A	5.250%	05/15/30	1,400,000	1,176,000
HCA, Inc.	3.500%	07/15/51	879,000	655,596
				2,721,596
Industrials - 3.8%
AAdvantage Loyalty IP Ltd., 144A	5.500%	04/20/26	250,000	246,810
Alarm.com Holdings, Inc.	0.000%	01/15/26	575,000	483,000
American Airlines Pass Through Trust, Series 2021-1B	3.950%	07/11/30	880,000	725,227
AP Moller - Maersk A/S, 144A	4.500%	06/20/29	600,000	596,059
Deluxe Corporation, 144A	8.000%	06/01/29	1,000,000	872,920
Sempra Infrastructure, 144A	3.250%	01/15/32	853,000	746,383
Triton Container International Ltd., 144A	0.800%	08/01/23	965,000	926,808
				4,597,207
Materials - 2.9%
Cabot Corporation	4.000%	07/01/29	395,000	375,251
FMC Corporation	4.500%	10/01/49	366,000	319,892
Glencore Funding, LLC, 144A	3.875%	04/27/51	202,000	155,446
Livent Corporation	4.125%	07/15/25	460,000	1,352,170
SSR Mining, Inc.	2.500%	04/01/39	1,155,000	1,303,418
				3,506,177
Real Estate - 1.0%
Iron Mountain, Inc., 144A	5.000%	07/15/28	730,000	691,156
Simon Property Group, L.P.	2.650%	02/01/32	668,000	571,656
				1,262,812

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 33.7% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 3.8%
DXC Technology Company	1.800%	09/15/26	$671,000	$604,233
HP, Inc.	5.500%	01/15/33	658,000	662,907
Kyndryl Holdings, Inc., 144A	2.050%	10/15/26	336,000	283,785
MongoDB, Inc.	0.250%	01/15/26	550,000	886,875
MPH Acquisition Holdings, LLC, 144A	5.500%	09/01/28	1,100,000	1,023,000
NICE Ltd.	0.000%	09/15/25	1,040,000	1,046,760
Oracle Corporation	2.875%	03/25/31	116,000	100,133
				4,607,693
Utilities - 0.8%
Consolidated Edison Company of New York, Inc.	3.850%	06/15/46	1,069,000	943,639

Total Corporate Bonds (Cost $44,434,026)				$40,990,809

FOREIGN GOVERNMENTS - 1.4%	Coupon	Maturity	Par Value	Value
Chile Government International Bond	3.500%	01/31/34	$1,000,000	$918,482
Republic of South Africa Government	5.875%	04/20/32	885,000	819,391
Total Foreign Governments (Cost $1,884,345)				$1,737,873

COMMON STOCKS - 48.0%			Shares	Value
Communications - 0.8%
Entertainment Content - 0.8%
Activision Blizzard, Inc.			11,779	$941,731

Consumer Discretionary - 4.3%
Automotive - 0.8%
Harley-Davidson, Inc.			24,279	917,989

E-Commerce Discretionary - 0.7%
Amazon.com, Inc. (b)			6,600	890,670

Home Construction - 0.8%
Toll Brothers, Inc.			19,000	934,420

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 48.0% (Continued)	Shares	Value
Consumer Discretionary - 4.3% (Continued)
Leisure Facilities & Services - 1.2%
McDonald's Corporation	5,744	$1,512,797

Retail - Discretionary - 0.8%
Home Depot, Inc. (The)	3,149	947,660

Consumer Staples - 2.9%
Retail - Consumer Staples - 2.1%
Costco Wholesale Corporation	2,360	1,277,468
Walmart, Inc.	9,969	1,316,406
		2,593,874
Tobacco & Cannabis - 0.8%
Altria Group, Inc.	21,744	953,692

Energy - 5.2%
Oil & Gas Producers - 4.3%
Devon Energy Corporation	32,374	2,034,706
Energy Transfer, L.P.	214,215	2,422,771
EOG Resources, Inc.	6,622	736,499
		5,193,976
Renewable Energy - 0.9%
Atlantica Sustainable Infrastructure plc	32,315	1,152,353

Financials - 8.9%
Asset Management - 1.0%
Blackstone, Inc.	12,290	1,254,440

Banking - 4.4%
Citigroup, Inc.	17,755	921,484
JPMorgan Chase & Company	19,905	2,296,241
Truist Financial Corporation	24,489	1,235,960
Wells Fargo & Company	21,237	931,667
		5,385,352
Institutional Financial Services - 0.7%
Moelis & Company - Class A	17,650	822,137

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 48.0% (Continued)	Shares	Value
Financials - 8.9% (Continued)
Insurance - 0.8%
Chubb Ltd.	4,971	$937,730

Specialty Finance - 2.0%
Annaly Capital Management, Inc.	173,174	1,191,437
MGIC Investment Corporation	90,090	1,273,873
		2,465,310
Health Care - 5.4%
Biotech & Pharma - 4.8%
Amgen, Inc.	6,873	1,700,861
Bristol-Myers Squibb Company	24,708	1,822,956
Gilead Sciences, Inc.	26,577	1,587,976
Johnson & Johnson	4,024	702,269
		5,814,062
Medical Equipment & Devices - 0.6%
Medtronic plc	8,586	794,377

Industrials - 3.7%
Aerospace & Defense - 1.0%
Moog, Inc. - Class A	13,978	1,197,076

Diversified Industrials - 0.8%
Honeywell International, Inc.	5,172	995,403

Machinery - 0.9%
Deere & Company	3,162	1,085,135

Transportation & Logistics - 1.0%
Union Pacific Corporation	5,471	1,243,559

Materials - 3.4%
Chemicals - 0.8%
Dow, Inc.	17,711	942,403

Metals & Mining - 2.6%
Barrick Gold Corporation	52,015	818,716

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 48.0% (Continued)	Shares	Value
Materials - 3.4% (Continued)
Metals & Mining - 2.6% (Continued)
Freeport-McMoRan, Inc.	46,925	$1,480,484
Glencore plc - ADR	80,377	904,241
		3,203,441
Real Estate - 1.9%
REITs - 1.9%
Simon Property Group, Inc.	12,915	1,403,085
VICI Properties, Inc.	24,441	835,638
		2,238,723
Technology - 8.7%
Semiconductors - 1.8%
NVIDIA Corporation	6,786	1,232,541
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	10,127	896,037
		2,128,578
Software - 2.1%
Microsoft Corporation	9,176	2,576,070

Technology Hardware - 4.1%
Apple, Inc.	30,877	5,017,821

Technology Services - 0.7%
International Business Machines Corporation	6,787	887,672

Utilities - 2.8%
Electric Utilities - 2.8%
CMS Energy Corporation	10,374	713,005
NextEra Energy Partners, L.P.	20,618	1,705,933
WEC Energy Group, Inc.	9,203	955,364
		3,374,302

Total Common Stocks (Cost $52,998,680)		$58,402,753

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 0.3%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF (Cost $287,878)	6,174	$303,452

PREFERRED STOCKS - 5.4%	Shares	Value
Communications - 1.3%
Telecommunications - 1.3%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(b)	1,350	$1,618,434

Health Care - 1.2%
Medical Equipment & Devices - 1.2%
Boston Scientific Corporation, 5.500% - Series A	13,425	1,460,908

Technology - 1.1%
Semiconductors - 1.1%
Broadcom, Inc., 8.000%	812	1,362,374

Utilities - 1.8%
Electric Utilities - 1.8%
AES Corporation (The), 6.875%	11,575	1,050,547
American Electric Power Company, Inc., 6.125%	20,275	1,120,802
		2,171,349

Total Preferred Stocks (Cost $5,968,785)		$6,613,065

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 1.32% (c) (Cost $1,960,802)	1,960,802	$1,960,802

Investments at Value - 99.0% (Cost $118,706,866)		$120,469,761

Other Assets in Excess of Liabilities - 1.0%		1,179,796

Net Assets - 100.0%		$121,649,557

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $26,238,641 as of July 31, 2022, representing 21.6% of net assets.

A/S	- Aktieselskab

ADR	- American Depositary Receipt

AG	- Aktiengesellschaft

B.V.	- Besloten Vennootschap

LIBOR	- London Interbank Offered Rate

plc	- Public Limited Company

SOFR	- Secured Overnight Financing Rate

S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable

T-Note	- U.S. Treasury Note

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2022.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 5.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 1.6%
U.S. Treasury Bonds	1.875%	11/15/51	$6,753,000	$5,265,230
U.S. Treasury Bonds	2.250%	02/15/52	7,703,000	6,578,843
				11,844,073
U.S. Treasury Notes - 3.8%
U.S. Treasury Notes	2.875%	06/15/25	7,000,000	7,005,469
U.S. Treasury Notes	2.500%	03/31/27	9,735,000	9,643,354
U.S. Treasury Notes	2.625%	05/31/27	5,000,000	4,983,203
U.S. Treasury Notes	3.250%	06/30/27	3,000,000	3,075,000
U.S. Treasury Notes	1.625%	08/15/29	2,844,000	2,657,918
				27,364,944

Total U.S. Government & Agencies (Cost $38,642,935)				$39,209,017

CONVERTIBLE BONDS - 3.3%	Coupon	Maturity	Par Value	Value
Communications - 0.8%
Snap, Inc.	0.125%	03/01/28	$8,192,000	$5,509,120

Health Care - 0.7%
Exact Sciences Corporation	0.375%	03/15/27	6,523,000	5,051,248

Industrials - 0.9%
Southwest Airlines Company	1.250%	05/01/25	5,084,707	6,429,612

Technology - 0.9%
Akamai Technologies, Inc.	0.125%	05/01/25	5,733,000	6,578,618

Total Convertible Bonds (Cost $26,524,302)				$23,568,598

CORPORATE BONDS - 40.0%	Coupon	Maturity	Par Value	Value
Communications - 3.9%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$3,050,000	$2,890,882
Charter Communications Operating, LLC	3.500%	03/01/42	6,705,000	4,902,434

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 3.9% (Continued)
Comcast Corporation	0.250%	05/20/27	$3,000,000	$2,862,276
DISH DBS Corporation	5.875%	11/15/24	4,300,000	3,955,690
Magellanes, Inc., 144A	4.279%	03/15/32	4,568,000	4,263,452
Rogers Communications, Inc., 144A	4.550%	03/15/52	4,091,000	3,869,827
Vodafone Group plc	4.875%	06/19/49	5,627,000	5,398,416
				28,142,977
Consumer Discretionary - 3.3%
Brunswick Corporation	2.400%	08/18/31	4,145,000	3,183,122
Dick's Sporting Goods, Inc.	4.100%	01/15/52	3,959,000	2,784,059
Marriott International, Inc.	4.625%	06/15/30	1,581,000	1,549,502
Ross Stores, Inc.	4.600%	04/15/25	6,085,000	6,236,260
Royal Caribbean Cruises Ltd., 144A	9.125%	06/15/23	3,764,000	3,820,874
Thor Industries, Inc., 144A	4.000%	10/15/29	2,760,000	2,236,126
Whirlpool Corporation	4.750%	02/26/29	3,540,000	3,619,130
				23,429,073
Consumer Staples - 2.1%
7-Eleven, Inc., 144A	0.950%	02/10/26	2,170,000	1,954,072
Altria Group, Inc.	2.450%	02/04/32	2,077,000	1,639,006
Smithfield Foods, Inc., 144A	3.000%	10/15/30	2,799,000	2,358,790
Vector Group Ltd., 144A	5.750%	02/01/29	3,727,000	3,335,665
Viterra Finance B.V., 144A	2.000%	04/21/26	4,528,000	4,029,985
Viterra Finance B.V., 144A	4.900%	04/21/27	1,869,000	1,836,847
				15,154,365
Energy - 2.2%
BP Capital Markets America, Inc.	3.543%	04/06/27	4,159,000	4,169,735
BP Capital Markets America, Inc.	3.379%	02/08/61	1,521,000	1,225,585
Diamondback Energy, Inc.	3.125%	03/24/31	1,159,000	1,050,247
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	3,313,000	3,031,395
Petróleos Mexicanos	6.700%	02/16/32	6,515,000	5,218,515
Schlumberger Finance Canada Ltd.	1.400%	09/17/25	1,001,000	944,930
				15,640,407
Financials - 17.8%
AerCap Ireland Capital Ltd.	6.500%	07/15/25	1,184,000	1,222,241
AerCap Ireland Capital Ltd.	3.300%	01/30/32	3,939,000	3,313,849
AerCap Ireland Capital Ltd.	3.850%	10/29/41	3,927,000	2,986,600
Aircastle Ltd., 144A	5.250%	08/11/25	4,209,000	4,116,383

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.8% (Continued)
Ally Financial, Inc.	1.450%	10/02/23	$382,000	$371,250
Apollo Management Holdings, L.P., 144A	4.872%	02/15/29	4,325,000	4,350,247
Bank of America Corporation (a)	1.734%	07/22/27	4,280,000	3,883,193
Bank of America Corporation, Series FF (b)	5.875%	12/31/49	6,940,000	6,592,098
Barclays plc	4.375%	01/12/26	9,743,000	9,774,730
Berkshire Hathaway Finance Corporation	2.850%	10/15/50	1,906,000	1,468,328
BNP Paribas S.A., 144A (b)	4.625%	02/25/31	4,146,000	3,338,838
Capital One Financial Corporation (Yield of U.S. T-Note 1.625% 02/31 + 112) (a)	2.359%	07/29/32	4,520,000	3,559,942
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	5,893,000	5,200,690
Corebridge Financial, Inc., 144A	3.500%	04/04/25	2,259,000	2,209,739
Goldman Sachs Group, Inc. (The)	3.615%	03/15/28	4,234,000	4,112,968
Goldman Sachs Group, Inc. (The) (SOFR + 128.1) (a)	2.615%	04/22/32	822,000	710,390
Hercules Capital, Inc.	2.625%	09/16/26	3,959,000	3,387,107
HSBC Holdings plc (SOFR + 253) (a)	4.762%	03/29/33	3,983,000	3,787,928
Intesa Sanpaolo S.p.A., 144A	4.198%	06/01/32	5,780,000	4,424,845
JPMorgan Chase & Company	4.080%	04/26/26	3,170,000	3,167,245
JPMorgan Chase & Company (a)	3.328%	04/22/52	7,410,000	5,978,018
Mitsubishi UFJ Financial Group, Inc. (Yield of U.S. T-Note with a constant maturity of 1 year + 55) (a)	0.953%	07/19/25	5,075,000	4,754,701
Morgan Stanley	1.512%	07/20/27	6,715,000	6,063,864
Morgan Stanley (a)	5.297%	04/20/37	4,138,000	4,175,293
NatWest Group plc	5.516%	09/30/28	5,300,000	5,433,064
Nomura Holdings, Inc.	2.999%	01/22/32	2,331,000	1,968,376
Progressive Corporation	3.700%	03/15/52	4,417,000	3,905,646
Royal Bank of Canada	1.600%	01/21/25	1,800,000	1,715,194
UBS Group AG	4.488%	05/12/26	2,675,000	2,690,470
UBS Group AG, 144A (Yield of U.S. T-Note 0.625% 07/26 + 85) (a)	1.494%	08/10/27	5,300,000	4,707,236
Unum Group	4.125%	06/15/51	5,315,000	4,002,488
Wells Fargo & Company (Yield of U.S. T-Note with a constant maturity of 5 years + 345.3) (a)(b)	3.900%	12/31/49	6,699,000	6,204,949

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.8% (Continued)
Westpac Banking Corporation	3.133%	11/18/41	$6,479,000	$5,005,046
				128,582,956
Health Care - 2.9%
Amgen, Inc.	4.663%	06/15/51	6,000,000	6,002,574
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	4,177,000	3,560,892
CHS/Community Health Systems, Inc., 144A	5.250%	05/15/30	5,575,000	4,683,000
HCA, Inc., 144A	4.625%	03/15/52	5,571,000	4,902,544
Royalty Pharma plc	3.550%	09/02/50	1,915,000	1,427,866
				20,576,876
Industrials - 0.9%
Delta Air Lines, Inc.	7.375%	01/15/26	557,000	584,908
Flowserve Corporation	3.500%	10/01/30	1,867,000	1,614,335
Sempra Infrastructure, 144A	3.250%	01/15/32	5,198,000	4,548,297
				6,747,540
Materials - 0.1%
Glencore Funding, LLC, 144A	3.875%	04/27/51	1,342,000	1,032,716

Real Estate - 1.9%
Boston Properties, L.P.	2.450%	10/01/33	5,167,000	4,114,897
Crown Castle International Corporation	2.900%	04/01/41	2,407,000	1,837,319
Sabra Health Care, L.P.	3.200%	12/01/31	3,313,000	2,721,652
Simon Property Group, L.P.	2.650%	02/01/32	4,104,000	3,512,090
Vornado Realty, L.P.	3.400%	06/01/31	1,757,000	1,488,606
				13,674,564
Technology - 3.6%
Dell International, LLC	8.350%	07/15/46	3,980,000	5,132,740
DXC Technology Company	1.800%	09/15/26	4,104,000	3,695,637
HP, Inc.	5.500%	01/15/33	3,504,000	3,530,130
Jabil, Inc.	1.700%	04/15/26	2,909,000	2,643,308
Kyndryl Holdings, Inc., 144A	2.050%	10/15/26	2,124,000	1,793,930
Microchip Technology, Inc.	2.670%	09/01/23	1,266,000	1,248,156
Micron Technology, Inc.	2.703%	04/15/32	188,000	155,755
NXP USA, Inc.	5.000%	01/15/33	4,350,000	4,434,515
Oracle Corporation	2.875%	03/25/31	779,000	672,446
VMware, Inc.	4.700%	05/15/30	2,911,000	2,860,530
				26,167,147

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 1.3%
NextEra Energy Capital Holdings, Inc.	2.440%	01/15/32	$1,313,000	$1,150,243
Pacific Gas and Electric Company	4.950%	07/01/50	4,895,000	4,088,191
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	4,166,000	4,313,893
				9,552,327

Total Corporate Bonds (Cost $322,682,209)				$288,700,948

FOREIGN GOVERNMENTS - 1.3%	Coupon	Maturity	Par Value	Value
Chile Government International Bond	2.750%	01/31/27	$266,000	$253,147
Chile Government International Bond	4.340%	03/07/42	270,000	248,436
Mexico Government International Bond	2.659%	05/24/31	890,000	761,010
Mexico Government International Bond	3.500%	02/12/34	1,018,000	882,452
Mexico Government International Bond	3.771%	05/24/61	835,000	580,894
Panama Government International Bond	3.870%	07/23/60	508,000	367,380
Peruvian Government International Bond	2.783%	01/23/31	735,000	647,401
Peruvian Government International Bond	3.300%	03/11/41	749,000	606,296
Saudi Government International Bond, 144A	2.250%	02/02/33	5,835,000	5,134,695
Total Foreign Governments (Cost $11,082,104)				$9,481,711

COMMON STOCKS - 37.0%			Shares	Value
Communications - 2.6%
Entertainment Content - 0.8%
Activision Blizzard, Inc.			67,486	$5,395,505

Internet Media & Services - 0.8%
Meta Platforms, Inc. - Class A (c)			38,367	6,104,190

Telecommunications - 1.0%
AT&T, Inc.			370,728	6,962,272

Consumer Discretionary - 2.6%
Home Construction - 1.2%
Toll Brothers, Inc.			169,484	8,335,223

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 37.0% (Continued)	Shares	Value
Consumer Discretionary - 2.6% (Continued)
Retail - Discretionary - 1.4%
Home Depot, Inc. (The)	34,112	$10,265,666

Consumer Staples - 1.0%
Retail - Consumer Staples - 1.0%
Walmart, Inc.	54,475	7,193,424

Energy - 4.6%
Oil & Gas Producers - 3.2%
Enbridge, Inc.	92,197	4,142,411
Energy Transfer, L.P.	1,189,366	13,451,730
EOG Resources, Inc.	48,129	5,352,907
		22,947,048
Oil & Gas Services & Equipment - 0.7%
Baker Hughes Company	208,107	5,346,269

Renewable Energy - 0.7%
Atlantica Sustainable Infrastructure plc	132,043	4,708,653

Financials - 6.2%
Asset Management - 0.9%
Blackstone, Inc.	66,572	6,795,004

Banking - 2.5%
Citigroup, Inc.	110,690	5,744,811
JPMorgan Chase & Company	106,426	12,277,303
		18,022,114
Institutional Financial Services - 0.9%
Moelis & Company - Class A	131,827	6,140,502

Specialty Finance - 1.9%
Annaly Capital Management, Inc.	958,536	6,594,728
MGIC Investment Corporation	485,966	6,871,559
		13,466,287

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 37.0% (Continued)	Shares	Value
Health Care - 6.1%
Biotech & Pharma - 4.4%
Amgen, Inc.	39,381	$9,745,616
Bristol-Myers Squibb Company	212,331	15,665,781
Gilead Sciences, Inc.	110,560	6,605,960
		32,017,357
Medical Equipment & Devices - 1.7%
Becton, Dickinson and Company	23,329	5,699,508
Medtronic plc	72,141	6,674,486
		12,373,994
Industrials - 3.7%
Aerospace & Defense - 0.7%
Lockheed Martin Corporation	12,638	5,229,731

Diversified Industrials - 1.1%
Honeywell International, Inc.	41,589	8,004,219

Machinery - 0.8%
Deere & Company	16,395	5,626,436

Transportation & Logistics - 1.1%
Union Pacific Corporation	34,091	7,748,884

Materials - 2.1%
Metals & Mining - 2.1%
Barrick Gold Corporation	539,261	8,487,968
Freeport-McMoRan, Inc.	221,315	6,982,488
		15,470,456
Real Estate - 1.4%
REITs - 1.4%
Simon Property Group, Inc.	51,063	5,547,484
VICI Properties, Inc.	129,803	4,437,965
		9,985,449
Technology - 6.7%
Semiconductors - 0.9%
NVIDIA Corporation	37,535	6,817,482

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 37.0% (Continued)	Shares	Value
Technology - 6.7% (Continued)
Software - 2.1%
Microsoft Corporation	53,938	$15,142,554

Technology Hardware - 2.7%
Apple, Inc.	118,989	19,336,902

Technology Services - 1.0%
International Business Machines Corporation	56,921	7,444,698

Total Common Stocks (Cost $230,458,118)		$266,880,319

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
Global X Nasdaq 100 Covered Call ETF	698,496	$12,866,296
JPMorgan Nasdaq Equity Premium Income ETF	37,377	1,837,080
Total Exchange-Traded Funds (Cost $15,752,260)		$14,703,376

PREFERRED STOCKS - 7.5%	Shares	Value
Communications - 1.1%
Telecommunications - 1.1%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A (c)	6,575	$7,882,373

Financials - 1.6%
Asset Management - 0.9%
Charles Schwab Corporation (The), 5.375%	805,000	816,069
KKR & Company, Inc., 6.000%	86,350	6,044,500
		6,860,569
Banking - 0.7%
Truist Financial Corporation, 5.500%	5,483,000	5,073,146

Health Care - 1.2%
Medical Equipment & Devices - 1.2%
Boston Scientific Corporation, 5.500% - Series A	82,775	9,007,575

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 7.5% (Continued)	Shares	Value
Technology - 0.8%
Semiconductors - 0.8%
Broadcom, Inc., 8.000%	3,260	$5,469,628

Utilities - 2.8%
Electric Utilities - 2.8%
AES Corporation (The), 6.875%	60,310	5,473,736
American Electric Power Company, Inc., 6.125%	146,780	8,113,998
Southern Company (The), 4.950%	269,930	6,310,963
		19,898,697

Total Preferred Stocks (Cost $52,521,341)		$54,191,988

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.1%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 1.32% (d) (Cost $22,567,945)	22,567,945	$22,567,945

Investments at Value - 99.6% (Cost $720,231,214)		$719,303,902

Other Assets in Excess of Liabilities - 0.4%		3,145,957

Net Assets - 100.0%		$722,449,859

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $95,514,340 as of July 31, 2022, representing 13.2% of net assets.

AG	- Aktiengesellschaft

B.V.	- Besloten Vennootschap

plc	- Public Limited Company

S.A.	- Societe Anonyme

S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Varaible

S.p.A.	- Societa per asioni

SOFR	- Secured Overnight Financing Rate

T- Note	- U.S. Treasury Note

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has a perpetual maturity date.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of July 31, 2022.

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 1.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 0.5%
U.S. Treasury Bonds	2.250%	02/15/52	$625,000	$533,789

U.S. Treasury Notes - 1.0%
U.S. Treasury Notes	2.500%	05/31/24	1,500	1,489
U.S. Treasury Notes	2.875%	05/15/32	1,000,000	1,019,844
				1,021,333

Total U.S. Government & Agencies (Cost $1,455,922)				$1,555,122

CONVERTIBLE BONDS - 1.4%	Coupon	Maturity	Par Value	Value
Consumer Staples - 0.5%
Tilray, Inc.	5.000%	10/01/23	$500,000	$470,059

Real Estate - 0.9%
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	1,000,000	968,359

Total Convertible Bonds (Cost $1,490,031)				$1,438,418

CORPORATE BONDS - 69.9%	Coupon	Maturity	Par Value	Value
Communications - 9.5%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$360,000	$341,219
Charter Communications Operating, LLC	2.300%	02/01/32	1,400,000	1,120,666
CSC Holdings, LLC, 144A	6.500%	02/01/29	1,000,000	969,490
DIRECTV Holdings, LLC, 144A	5.875%	08/15/27	1,414,000	1,320,987
DISH DBS Corporation	5.875%	11/15/24	1,250,000	1,149,910
Liberty Media Corporation, 144A	2.750%	12/01/49	955,000	898,655
Lumen Technologies, Inc., Series P	7.600%	09/15/39	625,000	503,934
Magellanes, Inc., 144A	4.279%	03/15/32	600,000	559,998
T-Mobile USA, Inc.	2.550%	02/15/31	1,250,000	1,092,619
Vodafone Group plc	4.875%	06/19/49	500,000	479,689
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	1,465,000	1,275,814
				9,712,981

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 69.9% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 10.4%
AMC Entertainment Holdings, Inc., 144A	7.500%	02/15/29	$1,125,000	$998,314
At Home Group, Inc., 144A	4.875%	07/15/28	1,250,000	981,252
Brunswick Corporation	2.400%	08/18/31	414,000	317,928
Cinemark USA, Inc., 144A	5.875%	03/15/26	1,000,000	960,270
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	674,430
Dick's Sporting Goods, Inc.	4.100%	01/15/52	501,000	352,315
Ford Motor Credit Company, LLC	4.271%	01/09/27	1,000,000	957,200
G-III Apparel Group Ltd., 144A	7.875%	08/15/25	1,250,000	1,225,000
Guitar Center, Inc., 144A	8.500%	01/15/26	1,000,000	916,250
Nordstrom, Inc.	2.300%	04/08/24	325,000	307,445
Royal Caribbean Cruises Ltd., 144A	9.125%	06/15/23	1,225,000	1,243,510
Scientific Games International, Inc., 144A	8.625%	07/01/25	850,000	882,937
Thor Industries, Inc., 144A	4.000%	10/15/29	1,000,000	810,191
				10,627,042
Consumer Staples - 3.5%
Altria Group, Inc.	2.450%	02/04/32	900,000	710,210
B&G Foods, Inc.	5.250%	04/01/25	1,000,000	967,110
Rite Aid Corporation, 144A	7.500%	07/01/25	749,000	651,051
Vector Group Ltd., 144A	5.750%	02/01/29	1,000,000	895,000
Viterra Finance B.V., 144A	2.000%	04/21/26	428,000	380,926
				3,604,297
Energy - 6.4%
CNX Midstream Partners, L.P., 144A	4.750%	04/15/30	1,250,000	1,077,525
Crestwood Midstream Partners, L.P., 144A	6.000%	02/01/29	1,000,000	913,750
International Petroleum Corporation of Sweden	7.250%	02/01/27	700,000	661,551
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	1,100,000	1,006,500
Nine Energy Service, Inc.	8.750%	11/01/23	1,000,000	630,000
Northern Oil and Gas, Inc., 144A	8.125%	03/01/28	1,100,000	1,064,250
Petróleos Mexicanos	6.700%	02/16/32	940,000	752,940
Summit Midstream Holdings, LLC, 144A	8.500%	10/15/26	500,000	477,058
				6,583,574
Financials - 14.4%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	650,000	546,840
AerCap Ireland Capital Ltd.	3.850%	10/29/41	458,000	348,323
Aircastle Ltd., 144A	5.250%	08/11/25	435,000	425,428

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 69.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.4% (Continued)
Apollo Commercial Real Estate Finance, Inc.	5.375%	10/15/23	$850,000	$836,187
Apollo Commercial Real Estate Finance, Inc., 144A	4.625%	06/15/29	1,000,000	785,000
Ares Capital Corporation, 144A	3.875%	01/15/26	1,225,000	1,153,016
Bank of America Corporation (3MO LIBOR + 131) (a)	4.271%	07/23/29	605,000	601,515
Chubb INA Holdings, Inc.	2.850%	12/15/51	500,000	383,351
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,423,000	1,255,826
Hercules Capital, Inc.	2.625%	09/16/26	422,000	361,040
HSBC Holdings plc (SOFR + 253) (a)	4.762%	03/29/33	484,000	460,296
Icahn Enterprises, L.P./Icahn Enterprises Holdings, L.P.	5.250%	05/15/27	1,075,000	1,034,644
Jackson Financial, Inc., 144A	4.000%	11/23/51	500,000	353,955
Morgan Stanley (a)	5.297%	04/20/37	529,000	533,768
NatWest Group plc (Yield of U.S. T-Note 2.625% 05/27 + 227) (a)	5.516%	09/30/28	800,000	820,085
Nomura Holdings, Inc.	2.329%	01/22/27	885,000	800,397
Owl Rock Capital Corporation	3.400%	07/15/26	1,250,000	1,126,202
Penske Truck Leasing Company, 144A	4.400%	07/01/27	500,000	500,232
Prospect Capital Corporation	3.364%	11/15/26	710,000	613,273
UBS Group AG, 144A (Yield of U.S. T-Note 0.625% 07/26 + 85) (a)	1.494%	08/10/27	610,000	541,776
Unum Group	4.125%	06/15/51	750,000	564,791
Westpac Banking Corporation	3.133%	11/18/41	850,000	656,627
				14,702,572
Health Care - 3.7%
Amgen, Inc.	4.663%	06/15/51	585,000	585,251
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	1,112,000	947,980
CHS/Community Health Systems, Inc., 144A	5.250%	05/15/30	600,000	504,000
HCA, Inc.	3.500%	07/15/51	552,000	411,705
Par Pharmaceutical, Inc., 144A	7.500%	04/01/27	750,000	601,193
Royalty Pharma plc	3.550%	09/02/50	1,000,000	745,622
				3,795,751

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 69.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 5.9%
American Airlines Pass Through Trust, Series 2021-1B	3.950%	07/11/30	$595,000	$490,352
Boeing Company (The)	5.805%	05/01/50	1,000,000	1,001,829
Bombardier, Inc., 144A	7.125%	06/15/26	1,000,000	930,000
CoreCivic, Inc.	8.250%	04/15/26	1,000,000	995,318
Deluxe Corporation, 144A	8.000%	06/01/29	1,000,000	872,920
Sempra Infrastructure, 144A	3.250%	01/15/32	658,000	575,756
Sotheby's, 144A	7.375%	10/15/27	1,225,000	1,178,742
				6,044,917
Materials - 0.7%
Axalta Coating Systems, LLC, 144A	4.750%	06/15/27	700,000	668,430

Real Estate - 6.7%
Brixmor Operating Partnership, L.P.	4.050%	07/01/30	475,000	440,055
Crown Castle International Corporation	2.900%	04/01/41	263,000	200,754
GEO Group, Inc. (The)	5.125%	04/01/23	1,000,000	962,927
GLP Capital, L.P./GLP Financing II, Inc.	3.250%	01/15/32	1,000,000	847,535
Host Hotels & Resorts, Inc.	3.500%	09/15/30	375,000	325,648
Iron Mountain, Inc., 144A	5.000%	07/15/28	1,020,000	965,724
New Residential Investment Corporation, 144A	6.250%	10/15/25	1,000,000	909,326
Sabra Health Care, L.P.	3.200%	12/01/31	750,000	616,130
Service Properties Trust	7.500%	09/15/25	1,000,000	972,705
Simon Property Group, L.P.	2.650%	02/01/32	512,000	438,156
Vornado Realty, L.P.	3.400%	06/01/31	181,000	153,351
				6,832,311
Technology - 6.9%
Broadcom, Inc., 144A	3.500%	02/15/41	1,000,000	800,582
CommScope Finance, LLC, 144A	6.000%	03/01/26	940,000	914,150
Dell International, LLC	8.350%	07/15/46	800,000	1,031,707
DXC Technology Company	1.800%	09/15/26	420,000	378,208
HP, Inc.	5.500%	01/15/33	488,000	491,639
NXP B.V./NXP Funding, LLC/ NXP USA, Inc.	2.500%	05/11/31	1,000,000	844,806
NXP B.V./NXP Funding, LLC/ NXP USA, Inc.	5.000%	01/15/33	570,000	581,074
Oracle Corporation	2.950%	04/01/30	1,175,000	1,039,656

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 69.9% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 6.9% (Continued)
VMware, Inc.	4.650%	05/15/27	$957,000	$970,204
				7,052,026
Utilities - 1.8%
Consolidated Edison Company of New York, Inc.	3.850%	06/15/46	$1,069,000	943,639
Pacific Gas and Electric Company	4.950%	07/01/50	1,000,000	835,177
				1,778,816

Total Corporate Bonds (Cost $80,095,008)				$71,402,717

FOREIGN GOVERNMENTS - 0.6%	Coupon	Maturity	Par Value	Value
Republic of South Africa Government (Cost $695,000)	5.875%	04/20/32	$695,000	$643,477

COMMON STOCKS - 23.0%			Shares	Value
Communications - 1.6%
Entertainment Content - 0.9%
Activision Blizzard, Inc.			11,289	$902,556

Telecommunications - 0.7%
AT&T, Inc.			39,472	741,284

Consumer Discretionary - 0.6%
Retail - Discretionary - 0.6%
TJX Companies, Inc. (The)			10,063	615,453

Consumer Staples - 1.7%
Retail - Consumer Staples - 1.0%
Walmart, Inc.			7,497	989,979

Tobacco & Cannabis - 0.7%
Altria Group, Inc.			15,972	700,532

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 23.0% (Continued)	Shares	Value
Energy - 3.5%
Oil & Gas Producers - 3.0%
Devon Energy Corporation	10,144	$637,550
Enbridge, Inc.	13,355	600,040
Energy Transfer, L.P.	45,019	509,165
Enterprise Products Partners, L.P.	26,596	710,911
EOG Resources, Inc.	5,660	629,505
		3,087,171
Renewable Energy - 0.5%
Atlantica Sustainable Infrastructure plc	14,880	530,621

Financials - 5.9%
Asset Management - 1.0%
Blackstone, Inc.	9,554	975,177

Banking - 3.2%
Atlantic Union Bankshares Company	26,084	902,245
Citigroup, Inc.	12,241	635,308
Sumitomo Mitsui Financial Group, Inc. - ADR	118,608	757,905
Truist Financial Corporation	18,595	938,490
		3,233,948
Institutional Financial Services - 0.7%
Moelis & Company - Class A	15,313	713,279

Specialty Finance - 1.0%
Annaly Capital Management, Inc.	86,611	595,884
MGIC Investment Corporation	34,022	481,071
		1,076,955
Health Care - 2.8%
Biotech & Pharma - 2.8%
Amgen, Inc.	4,125	1,020,814
Bristol-Myers Squibb Company	14,868	1,096,961
Gilead Sciences, Inc.	12,193	728,532
		2,846,307

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 23.0% (Continued)	Shares	Value
Industrials - 0.8%
Aerospace & Defense - 0.8%
Moog, Inc. - Class A	9,809	$840,043

Materials - 1.2%
Containers & Packaging - 0.4%
WestRock Company	10,151	429,996

Metals & Mining - 0.8%
Barrick Gold Corporation	30,232	475,852
Freeport-McMoRan, Inc.	11,729	370,050
		845,902
Real Estate - 1.8%
REITs - 1.8%
National Retail Properties, Inc.	18,003	857,123
VICI Properties, Inc.	27,845	952,020
		1,809,143
Technology - 3.1%
Semiconductors - 0.5%
NVIDIA Corporation	2,575	467,697

Software - 0.7%
Microsoft Corporation	2,695	756,594

Technology Hardware - 1.9%
Apple, Inc.	8,670	1,408,962
Cisco Systems, Inc.	12,097	548,841
		1,957,803

Total Common Stocks (Cost $22,166,696)		$23,520,440

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF (Cost $975,820)	20,928	$1,028,611

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.6%	Shares	Value
Communications - 0.6%
Telecommunications - 0.6%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A (b) (Cost $533,411)	465	$557,461

MONEY MARKET FUNDS - 1.4%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 1.32% (c) (Cost $1,476,834)	1,476,834	$1,476,834

Investments at Value - 99.4% (Cost $108,888,722)		$101,623,080

Other Assets in Excess of Liabilities - 0.6%		620,015

Net Assets - 100.0%		$102,243,095

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $36,259,803 as of July 31, 2022, representing 35.5% of net assets.

ADR	- American Depositary Receipt

AG	- Aktiengesellschaft

B.V.	- Besloten Vennootschap

LIBOR	- London Interbank Offered Rate

plc	- Public Limited Company

S.A.B de C.V.	- Societe Anonima Bursatil de Capital Variable

SOFR	- Secured Overnight Financing Rate

T-Note	- U.S. Treasury Note

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2022.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 2.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 2.0%
U.S. Treasury Notes * (Cost $2,999,643)	0.125%	10/31/22	$3,000,000	$2,983,349

CONVERTIBLE BONDS - 74.9%	Coupon	Maturity	Par Value	Value
Communications - 3.0%
Airbnb, Inc. *	0.000%	03/15/26	$2,500,000	$2,175,000
Lyft, Inc.	1.500%	05/15/25	500,000	432,750
Snap, Inc., 144A	0.125%	03/01/28	2,852,000	1,917,970
				4,525,720
Consumer Discretionary - 11.1%
Burlington Stores, Inc.	2.250%	04/15/25	1,000,000	1,025,000
Chegg, Inc.	0.125%	03/15/25	3,000,000	2,584,500
Etsy, Inc.	0.125%	10/01/26	2,500,000	3,510,782
Ford Motor Company	0.000%	03/15/26	4,000,000	4,260,000
Huazhu Group Ltd.	3.000%	05/01/26	785,000	928,655
NCL Corporation Ltd.	6.000%	05/15/24	2,000,000	2,276,512
Patrick Industries, Inc., 144A	1.750%	12/01/28	2,500,000	2,131,250
				16,716,699
Consumer Staples - 4.6%
MGP Ingredients, Inc., 144A	1.875%	11/15/41	2,000,000	2,497,831
Tilray, Inc. *	5.000%	10/01/23	4,650,000	4,379,370
				6,877,201
Energy - 1.2%
Enphase Energy, Inc.	0.000%	03/01/26	1,498,500	1,795,203

Financials - 9.4%
Apollo Commercial Real Estate Finance, Inc.	4.750%	08/23/22	4,000,000	3,985,206
Avolon Holdings Funding Ltd., 144A	4.250%	04/15/26	250,000	232,821
Granite Point Mortgage Trust, Inc., 144A *	5.625%	12/01/22	4,500,000	4,469,062
KKR Group Finance Company X, LLC, 144A	3.250%	12/15/51	500,000	380,375
KKR Real Estate Finance Trust, Inc.	6.125%	05/15/23	3,250,000	3,258,125
MFA Financial, Inc.	6.250%	06/15/24	2,000,000	1,800,672
				14,126,261

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 74.9% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 9.1%
CONMED Corporation	2.625%	02/01/24	$3,500,000	$4,273,500
Exact Sciences Corporation	0.375%	03/01/28	2,200,000	1,590,600
Illumina, Inc.	0.000%	08/15/23	2,000,000	1,906,000
Jazz Investments I Ltd.	2.000%	06/15/26	1,000,000	1,192,441
Ligand Pharmaceuticals, Inc. *	0.750%	05/15/23	2,000,000	1,922,500
NuVasive, Inc.	0.375%	03/15/25	3,000,000	2,745,000
				13,630,041
Industrials - 3.6%
Camtek Ltd., 144A	0.000%	12/01/26	1,400,000	1,194,200
SFL Corporation Ltd. *	4.875%	05/01/23	4,338,000	4,270,219
				5,464,419
Real Estate - 4.6%
DigitalBridge Group, Inc.	5.000%	04/15/23	3,709,000	3,624,782
Integra LifeSciences Holdings Corporation	0.500%	08/15/25	1,000,000	956,000
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	2,500,000	2,420,898
				7,001,680
Technology - 28.3%
Akamai Technologies, Inc.	0.125%	05/01/25	2,000,000	2,295,000
Bentley Systems, Inc.	0.125%	01/15/26	1,400,000	1,290,800
Bill.com Holding, Inc.	0.000%	12/01/25	3,058,000	3,434,133
Cloudflare, Inc., 144A	0.000%	08/15/26	3,000,000	2,452,352
Jamf Holding Corporation, 144A	0.125%	09/01/26	1,250,000	1,058,125
Lumentum Holdings, Inc.	2.000%	02/15/25	1,500,000	1,682,250
Lumentum Holdings, Inc.	0.500%	12/15/26	3,000,000	3,311,856
Mandiant, Inc.	0.875%	06/01/24	1,500,000	1,671,750
Okta, Inc.	0.125%	09/01/25	1,500,000	1,393,500
ON Semiconductor Corporation	0.000%	05/01/27	3,000,000	4,189,500
Perficient, Inc.	0.125%	11/15/26	2,000,000	1,702,000
Silicon Laboratories, Inc.	0.625%	06/15/25	1,000,000	1,338,550
Splunk, Inc.	1.125%	06/15/27	3,250,000	2,786,875
Verint Systems, Inc.	0.250%	04/15/26	3,460,000	3,267,970
Vishay Intertechnology, Inc.	2.250%	06/15/25	4,280,000	4,162,448
Wolfspeed, Inc., 144A	0.250%	02/15/28	3,000,000	2,848,125
Workiva, Inc.	1.125%	08/15/26	1,000,000	1,082,500

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 74.9% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 28.3% (Continued)
Ziff Davis, Inc., 144A *	1.750%	11/01/26	$2,500,000	$2,531,250
				42,498,984

Total Convertible Bonds (Cost $119,758,660)				$112,636,208

CORPORATE BONDS - 17.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.7%
Royal Caribbean Cruises Ltd., 144A	9.125%	06/15/23	$1,000,000	$1,015,110

Consumer Staples - 0.6%
Vector Group Ltd., 144A *	5.750%	02/01/29	1,000,000	895,000

Energy - 0.9%
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	925,000	846,375
Phillips 66 *	0.900%	02/15/24	500,000	481,113
				1,327,488
Financials - 4.7%
Apollo Commercial Real Estate Finance, Inc. *	5.375%	10/15/23	1,000,000	983,750
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,000,000	882,520
Goldman Sachs Group, Inc. (Yield of U.S. T-Note 0.125% 10/22 + 53.8) *(a)	0.627%	11/17/23	1,000,000	990,551
PennyMac Mortgage Investment Trust *	5.500%	11/01/24	3,500,000	3,384,062
Royal Bank of Canada	1.600%	01/21/25	1,000,000	952,886
				7,193,769
Health Care - 1.3%
Ascendis Pharma A/S	2.250%	04/01/28	750,000	650,625
CHS/Community Health Systems, Inc., 144A	5.250%	05/15/30	1,550,000	1,302,000
				1,952,625
Industrials - 2.0%
Alarm.com Holdings, Inc.	0.000%	01/15/26	3,500,000	2,940,000

Materials - 0.7%
Celanese US Holdings, LLC	5.900%	07/05/24	1,000,000	1,007,489

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 17.1% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 4.2%
John Bean Technologies Corporation	0.250%	05/15/26	$4,000,000	$3,722,000
Micron Technology, Inc.	2.703%	04/15/32	60,000	49,709
Progress Software Corporation	1.000%	04/15/26	2,500,000	2,485,000
				6,256,709
Utilities - 2.0%
American Electric Power *	0.750%	11/01/23	2,750,000	2,662,763
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	393,822
				3,056,585

Total Corporate Bonds (Cost $27,285,658)				$25,644,775

FOREIGN GOVERNMENTS - 0.4%	Coupon	Maturity	Par Value	Value
Mexico Government International Bond	3.771%	05/24/61	$235,000	$163,485
Peruvian Government International Bond	2.783%	01/23/31	235,000	206,992
Peruvian Government International Bond	3.300%	03/11/41	240,000	194,274
Total Foreign Governments (Cost $702,570)				$564,751

PURCHASED OPTION CONTRACTS - 0.0% (b)	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 0.0% (b)
S&P 500 Index, 08/31/22 (Cost $119,290)	$ 3,750 .00	10	$4,130,290	$15,290

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.6%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 1.32% (c) (Cost $9,887,240)	9,887,240	$9,887,240

Investments at Value - 101.0% (Cost $160,753,061)		$151,731,613

Liabilities in Excess of Other Assets - (1.0%)		(1,446,390)

Net Assets - 100.0%		$150,285,223

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $29,075,264 as of July 31, 2022, representing 19.3% of net assets.

A/S	- Aktieselskab

plc	- Public Limited Company

T-Note	- U.S. Treasury Note

*	All or part of this security has been pledged as collateral for derivative instruments held by the fund.
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of July 31, 2022.

The average monthly notional value of purchased option contracts during the nine months ended July 31, 2022 was $7,399,679.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
7/31/2022 (Unaudited)

A list of open OTC swap agreements as of July 31, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity / Obligation (a)	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Airbnb, Inc. Effective Rate 1.24%	BNP Paribas - Airbnb, Inc. - 009066101	Total Return Stock	12/16/2023	$340,776	$(58,752)	$—	$(58,752)
BNP Paribas	Airbnb, Inc. Effective Rate 2.71%	BNP Paribas - Airbnb, Inc. - 009066AA9	Fix Nominal	3/15/2026	(832,308)	37,692	—	37,692
BNP Paribas	Akamai Technologies, Inc. Effective Rate 1.24%	BNP Paribas - Akamai Technologies, Inc. - 00971T101	Total Return Stock	2/17/2023	2,223,023	(182,477)	—	(182,477)
BNP Paribas	Akamai Technologies, Inc. Effective Rate 2.71%	BNP Paribas - Akamai Technologies, Inc. - 00971TAJ0	Fix Nominal	5/1/2025	(2,160,288)	134,712	—	134,712
BNP Paribas	Alarm.com Holdings, Inc. Effective Rate 1.34%	BNP Paribas - Alarm.com Holdings, Inc. - 011642105	Total Return Stock	12/2/2023	549,792	(37,599)	—	(37,599)
BNP Paribas	Ascendis Pharma A/S Effective Rate 1.24%	BNP Paribas - Ascendis Pharma A/S - 04351P101	Total Return Stock	3/29/2024	230,391	(540)	—	(540)
BNP Paribas	Bentley Systems, Inc. Effective Rate 1.24%	BNP Paribas - Bentley Systems, Inc. - 08265T208	Total Return Stock	11/17/2023	345,925	(54,035)	—	(54,035)
BNP Paribas	Bill.com Holdings, Inc. Effective Rate 1.24%	BNP Paribas - Bill.com Holdings, Inc. - 090043100	Total Return Stock	1/27/2024	1,518,403	(143,081)	—	(143,081)
BNP Paribas	Burlington Stores, Inc. Effective Rate 1.24%	BNP Paribas - Burlington Stores, Inc. - 122017106	Total Return Stock	1/22/2024	287,226	(2,091)	—	(2,091)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation (a)	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Camtek Ltd. Effective Rate 1.24%	BNP Paribas - Camtek Ltd. - M20791105	Total Return Stock	11/23/2023	$339,849	$(24,526)	$—	$(24,526)
BNP Paribas	Chef's Warehouse, Inc. (The) Effective Rate 2.71%	BNP Paribas - Chef's Warehouse, Inc. (The) - 163086AC5	Fix Nominal	12/1/2024	(2,755,287)	(105,879)	—	(105,879)
BNP Paribas	Chef's Warehouse, Inc. (The) Effective Rate 1.24%	BNP Paribas - Chef's Warehouse, Inc. (The) - 163086101	Total Return Stock	9/18/2023	1,242,904	125,001	—	125,001
BNP Paribas	Chegg, Inc. Effective Rate 1.24%	BNP Paribas - Chegg, Inc. - 163092109	Total Return Stock	3/24/2024	225,272	(21,808)	—	(21,808)
BNP Paribas	Cloudflare, Inc. Effective Rate 1.24%	BNP Paribas - Cloudflare, Inc. - 18915M107	Total Return Stock	9/18/2023	227,186	(9,319)	—	(9,319)
BNP Paribas	CONMED Corporation Effective Rate 1.24%	BNP Paribas - CONMED Corporation - 207410101	Total Return Stock	9/18/2023	2,536,512	(40,920)	—	(40,920)
BNP Paribas	Etsy, Inc. Effective Rate 1.24%	BNP Paribas - Etsy, Inc. - 29786A106	Total Return Stock	1/19/2023	1,866,778	(466,922)	—	(466, 922)
BNP Paribas	Exact Sciences Corporation Effective Rate 1.24%	BNP Paribas - Exact Sciences Corporation - 30063P105	Total Return Stock	9/18/2023	633,009	24,295	—	24,295
BNP Paribas	Exact Sciences Corporation Effective Rate 2.71%	BNP Paribas - Exact Sciences Corporation - 30063PAC9	Fix Nominal	3/1/2028	(573,064)	5,336	—	5,336
BNP Paribas	FireEye, Inc. Effective Rate 2.71%	BNP Paribas - FireEye, Inc. - 31816QAF8	Fix Nominal	6/1/2024	(866,959)	13,496	—	13,496

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation (a)	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Ford Motor Company Effective Rate 1.24%	- Ford Motor Company - 345370860	Total Return Stock	5/20/2024	$1,688,132	$(375,813)	$—	$(375,813)
BNP Paribas	Huazhu Group Ltd. Effective Rate 1.24%	BNP Paribas - Huazhu Group Ltd. - 44332N106	Total Return Stock	9/18/2023	503,433	1,048	—	1,048
BNP Paribas	Integra Lifesciences Holdings Corporation Effective Rate 2.71%	BNP Paribas - Integra Lifesciences Holdings Corporation - 457985AM1	Fix Nominal	8/15/2025	(1,886,153)	25,847	—	25,847
BNP Paribas	Integra Lifesciences Holdings Corporation Effective Rate 1.24%	BNP Paribas - Integra Lifesciences Holdings Corporation - 457985208	Total Return Stock	9/18/2023	1,107,891	(36,941)	—	(36,941)
BNP Paribas	Jamf Holding Corporation Effective Rate 1.24%	BNP Paribas - Jamf Holding Corporation - 47074L105	Total Return Stock	9/18/2023	321,594	(3,458)	—	(3,458)
BNP Paribas	Jazz Pharmaceuticals plc Effective Rate 2.71%	BNP Paribas - Jazz Pharmaceuticals plc - 472145AD3	Fix Nominal	8/15/2024	(2,005,029)	(28,779)	—	(28,779)
BNP Paribas	Jazz Pharmaceuticals plc Effective Rate 1.24%	BNP Paribas - Jazz Pharmaceuticals plc - G50871105	Total Return Stock	9/18/2023	1,306,752	11,454	—	11,454
BNP Paribas	John Bean Technologies Corporation Effective Rate 1.24%	BNP Paribas - John Bean Technologies Corporation - 477839104	Total Return Stock	10/21/2023	1,266,993	(69,496)	—	(69,496)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation (a)	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Live Nation Entertainment, Inc. Effective Rate 1.24%	BNP Paribas - Live Nation Entertainment, Inc. - 538034109	Total Return Stock	9/18/2023	$814,704	$(12,408)	$—	$(12,408)
BNP Paribas	Lumentum Holdings, Inc. Effective Rate 2.71%	BNP Paribas - Lumentum Holdings, Inc. - 55024UAD1	Fix Nominal	12/15/2026	(722,875)	49,892	—	49,892
BNP Paribas	Lumentum Holdings, Inc. Effective Rate 1.24%	BNP Paribas - Lumentum Holdings, Inc. - 55024U109	Total Return Stock	9/18/2023	1,991,628	(206,550)	—	(206,550)
BNP Paribas	Lyft, Inc. Effective Rate 2.71%	BNP Paribas - Lyft, Inc. - 55087PAB0	Fix Nominal	5/15/2025	(1,267,690)	30,560	—	30,560
BNP Paribas	Lyft, Inc. Effective Rate 1.24%	BNP Paribas - Lyft, Inc. - 55087P104	Total Return Stock	9/18/2023	204,452	(14,536)	—	(14,536)
BNP Paribas	Mandiant, Inc. Effective Rate 1.24%	BNP Paribas - Mandiant, Inc. - 562662106	Total Return Stock	9/18/2023	210,805	(5,605)	—	(5,605)
BNP Paribas	MGP Ingredients, Inc. Effective Rate 1.24%	- MGP Ingredients, Inc. - 55303J106	Total Return Stock	5/25/2024	1,583,537	(4,681)	—	(4,681)
BNP Paribas	Norwegian Cruise Line Holdings Ltd. Effective Rate 1.24%	BNP Paribas - Norwegian Cruise Line Holdings Ltd. - G66721104	Total Return Stock	9/18/2023	1,109,200	(32,900)	—	(32,900)
BNP Paribas	NuVasive, Inc. Effective Rate 1.24%	BNP Paribas - NuVasive, Inc. - 670704105	Total Return Stock	9/18/2023	477,696	(26,496)	—	(26,496)
BNP Paribas	Okta, Inc. Effective Rate 2.71%	BNP Paribas - Okta, Inc. - 679295AD7	Fix Nominal	9/1/2025	(1,367,255)	26,245	—	26,245

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation (a)	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Okta, Inc. Effective Rate 1.24%	BNP Paribas - Okta, Inc. - 679295105	Total Return Stock	9/18/2023	$648,738	$(30,567)	$—	$(30,567)
BNP Paribas	ON Semiconductor Corporation Effective Rate 1.24%	BNP Paribas - ON Semiconductor Corporation - 682189105	Total Return Stock	12/24/6072	2,673,431	(473,242)	—	(473,242)
BNP Paribas	Patrick Industries, Inc. Effective Rate 1.24%	BNP Paribas - Patrick Industries, Inc. - 703343103	Total Return Stock	2/17/2023	740,088	(97,848)	—	(97,848)
BNP Paribas	Perficient, Inc. Effective Rate 1.24%	BNP Paribas - Perficient, Inc. - 71375U101	Total Return Stock	11/20/2023	468,486	(69,666)	—	(69,666)
BNP Paribas	Progress Software Corporation Effective Rate 1.24%	BNP Paribas - Progress Software Corporation - 743312100	Total Return Stock	9/18/2023	1,071,120	(55,920)	—	(55,920)
BNP Paribas	Radius Global Infrastructure, Inc. Effective Rate 1.24%	BNP Paribas - Radius Global Infrastructure, Inc. - 750481103	Total Return Stock	9/18/2023	822,759	(61,953)	—	(61,953)
BNP Paribas	SFL Corporation Ltd. Effective Rate 1.24%	BNP Paribas - SFL Corporation Ltd. - G7738W106	Total Return Stock	3/14/2024	915,565	(39,561)	—	(39,561)
BNP Paribas	Silicon Laboratories, Inc. Effective Rate 1.24%	BNP Paribas - Silicon Laboratories, Inc. - 826919102	Total Return Stock	2/17/2023	1,676,204	(211,540)	—	(211,540)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation (a)	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Silicon Laboratories, Inc. Effective Rate 2.71%	BNP Paribas - Silicon Laboratories, Inc. - 826919AD4	Fix Nominal	6/15/2025	$(1,227,045)	$111,504	$—	$111,504
BNP Paribas	Snap, Inc. Effective Rate 1.24%	BNP Paribas - Snap, Inc. - 83304A106	Total Return Stock	11/9/2023	202,020	55,796	—	55,796
BNP Paribas	Splunk, Inc. Effective Rate 1.24%	- Splunk, Inc. - 848637104	Total Return Stock	6/6/2024	572,998	(34,876)	—	(34,876)
BNP Paribas	Verint Systems, Inc. Effective Rate 1.24%	BNP Paribas - Verint Systems, Inc. - 92343X100	Total Return Stock	9/18/2023	1,240,569	(115,830)	—	(115,830)
BNP Paribas	Vishay Intertechnology, Inc. Effective Rate 1.24%	BNP Paribas - Vishay Intertechnology, Inc. - 928298108	Total Return Stock	9/18/2023	920,479	(58,805)	—	(58,805)
BNP Paribas	Wolfspeed, Inc. Effective Rate 1.24%	- Wolfspeed, Inc. - 977852102	Total Return Stock	12/12/4048	1,253,999	(74,636)	—	(74,636)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation (a)	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Workiva, Inc. Effective Rate 1.24%	BNP Paribas - Workiva, Inc. - 98139A105	Total Return Stock	9/18/2023	511,560	(38,640)	—	(38,640)
BNP Paribas	Ziff Davis, Inc. Effective Rate 1.24%	BNP Paribas - Ziff Davis, Inc. - 48123V102	Total Return Stock	9/18/2023	1,164,316	(47,656)	—	(47,656)
Total Total Return Swaps						$(2,723,474)	$—	$(2,723,474)

Total swap agreements at value (assets)								$652,878
Total swap agreements at value (liabilities)								(3,376,352)
Net swap agreements at value								$(2,723,474)

(a)	Payment frequency is monthly.

OTC - Over the Counter

The average monthly notional value for Swap Contracts - Receivable for the nine months ended July 31, 2022 was $54,412,445.

The average monthly notional value for Swap Contracts - Payable for the nine months ended July 31, 2022 was $18,957,451.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2022 (Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2022, is as follows:

FUTURES CONTRACTS SOLD SHORT **	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Futures
10-Year U.S. Treasury Note Future	2	09/21/22	$242,282	$(1,719)
5-Year U.S. Treasury Note Future	2	09/30/22	227,454	(579)
U.S. Treasury Long Bond Future	4	09/21/22	576,000	(11,469)
Total Futures Contracts Sold Short			$1,045,736	$(13,767)

**	Cash has been pledged as collateral for futures contracts held by the Fund.

The average monthly notional value of futures sold short during the nine months ended July 31, 2022 was $1,079,977.

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

COMMON STOCKS - 100.6%	Shares	Value
Communications - 2.8%
Advertising & Marketing - 2.3%
QuinStreet, Inc. (a)	53,059	$570,384

Publishing & Broadcasting - 0.5%
John Wiley & Sons, Inc. - Class A	2,376	124,075

Consumer Discretionary - 13.2%
E-Commerce Discretionary - 3.3%
Revolve Group, Inc. (a)	28,451	805,732

Home Construction - 1.6%
Interface, Inc.	8,378	121,397
Masonite International Corporation (a)	1,355	123,346
Taylor Morrison Home Corporation (a)	5,007	143,701
		388,444
Leisure Products - 6.4%
Clarus Corporation	35,830	738,815
LCI Industries	1,043	140,899
Smith & Wesson Brands, Inc.	45,950	668,572
		1,548,286
Retail - Discretionary - 1.4%
GMS, Inc. (a)	1,244	66,019
Guess?, Inc.	7,461	141,088
Hibbett Sports, Inc.	3,073	144,185
		351,292
Wholesale - Discretionary - 0.5%
Veritiv Corporation (a)	964	119,555

Consumer Staples - 4.1%
Beverages - 3.2%
Coca-Cola Consolidated, Inc.	1,509	774,117

Tobacco - 0.4%
Turning Point Brands, Inc.	3,962	95,088

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.6% (Continued)	Shares	Value
Consumer Staples - 4.1% (Continued)
Wholesale - Consumer Staples - 0.5%
United Natural Foods, Inc. (a)	2,829	$120,261

Energy - 5.7%
Oil & Gas Producers - 3.9%
Kinetik Holdings, Inc.	16,039	652,466
SM Energy Company	7,081	292,304
		944,770
Oil & Gas Services & Equipment - 1.8%
Patterson-UTI Energy, Inc.	26,603	440,280

Financials - 6.1%
Asset Management - 1.4%
Focus Financial Partners, Inc. - Class A (a)	3,198	129,295
Paya Holdings Inc. (a)	20,315	142,002
Victory Capital Holdings, Inc.	2,705	74,847
		346,144
Banking - 4.0%
Bancorp, Inc. (The) (a)	31,507	775,072
Esquire Financial Holdings, Inc. (a)	2,375	86,023
Pathward Financial, Inc.	2,837	95,664
		956,759
Specialty Finance - 0.7%
World Acceptance Corporation (a)	1,577	174,692

Health Care - 17.3%
Biotech & Pharma - 13.2%
AbCellera Biologics, Inc. (a)	73,520	738,141
Alpine Immune Sciences, Inc. (a)	44,187	351,287
Arvinas, Inc. (a)	2,708	143,822
Catalyst Pharmaceutical Partners, Inc. (a)	67,294	689,090
Ironwood Pharmaceuticals, Inc. (a)	11,473	131,366
Ligand Pharmaceuticals, Inc. (a)	1,505	138,505
PetIQ, Inc. (a)	8,859	145,288
Prothena Corporation plc (a)	4,489	139,428

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.6% (Continued)	Shares	Value
Health Care - 17.3% (Continued)
Biotech & Pharma - 13.2% (Continued)
SIGA Technologies, Inc.	42,664	$733,394
		3,210,321
Health Care Facilities & Services - 2.4%
Agiliti, Inc. (a)	6,453	141,256
Medpace Holdings, Inc. (a)	889	150,712
ModivCare, Inc. (a)	1,410	140,718
Owens & Minor, Inc.	3,970	140,578
		573,264
Medical Equipment & Devices - 1.7%
CONMED Corporation	1,363	133,070
LeMaitre Vascular, Inc.	2,949	148,482
NuVasive, Inc. (a)	2,680	140,753
		422,305
Industrials - 11.4%
Commercial Support Services - 3.1%
Korn Ferry	11,324	741,835

Electrical Equipment - 2.8%
Watts Water Technologies, Inc. - Class A	5,006	691,479

Engineering & Construction - 0.5%
Dycom Industries, Inc. (a)	1,198	123,586

Industrial Intermediate Prod - 0.5%
Proto Labs, Inc. (a)	2,547	124,523

Machinery - 3.2%
John Bean Technologies Corporation	6,872	771,794

Transportation & Logistics - 0.5%
ArcBest Corporation	1,484	131,482

Transportation Equipment - 0.8%
Shyft Group, Inc. (The)	7,805	202,462

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.6% (Continued)	Shares	Value
Materials - 7.1%
Chemicals - 3.4%
AdvanSix, Inc.	1,976	$77,637
Avient Corporation	2,847	122,848
Quaker Chemical Corporation	3,814	618,669
		819,154
Construction Materials - 3.2%
Simpson Manufacturing Company, Inc.	7,678	792,984

Forestry, Paper & Wood Products - 0.5%
Boise Cascade Company	1,813	128,197

Real Estate - 3.0%
Real Estate Services - 3.0%
Newmark Group, Inc. - Class A	10,534	120,088
Safehold, Inc.	14,555	620,625
		740,713
Technology - 29.0%
Semiconductors - 11.4%
Alpha & Omega Semiconductor Ltd. (a)	3,639	152,874
Ambarella, Inc. (a)	9,978	863,596
Amkor Technology, Inc.	7,271	146,656
FormFactor, Inc. (a)	17,354	617,108
Kulicke & Soffa Industries, Inc.	5,729	275,680
Photronics, Inc. (a)	6,159	146,646
Power Integrations, Inc.	1,699	144,432
Semtech Corporation (a)	2,338	145,728
SMART Global Holdings, Inc. (a)	7,491	146,973
Synaptics, Inc. (a)	1,015	147,124
		2,786,817
Software - 13.8%
Apollo Medical Holdings, Inc. (a)	14,427	765,064
Brightcove, Inc. (a)	18,472	109,908
Ebix, Inc.	6,286	148,727
eGain Corporation (a)	54,406	482,037
Momentive Global, Inc. (a)	32,630	282,249
Q2 Holdings, Inc. (a)	18,000	790,200

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.6% (Continued)	Shares	Value
Technology - 29.0% (Continued)
Software - 13.8% (Continued)
Simulations Plus, Inc.	12,071	$774,355
		3,352,540
Technology Hardware - 0.6%
CommScope Holding Company, Inc. (a)	16,972	153,257

Technology Services - 3.2%
I3 Verticals, Inc. - Class A (a)	28,226	765,772

Utilities - 0.9%
Electric Utilities - 0.9%
Clearwater Energy, Inc. - Class A	6,639	229,244

Investments at Value - 100.6% (Cost $23,889,545)		$24,521,608

Liabilities in Excess of Other Assets - (0.6%)		(151,156)

Net Assets - 100.0%		$24,370,452

plc - Public Limited Company

(a)	Non-income producing security.